Cover page	12 Months Ended
Dec. 31, 2025 shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-31368
Entity Registrant Name	Sanofi
Entity Incorporation, State or Country Code	I0
Entity Address, Address Line One	46, avenue de la Grande Armée
Entity Address, Postal Zip Code	75017
Entity Address, City or Town	Paris
Entity Address, Country	FR
Entity Common Stock, Shares Outstanding	1,219,427,096
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Central Index Key	0001121404
Business Contact
Entity Information [Line Items]
Contact Personnel Name	Roy Papatheodorou
Entity Address, Address Line One	46, avenue de la Grande Armée
Entity Address, Postal Zip Code	75017
Entity Address, City or Town	Paris
Entity Address, Country	FR
City Area Code	33
Local Phone Number	1 53 77 40 00
American Depositary Shares, each representing one half of one ordinary share, par value €2 per share
Entity Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one half of one ordinary share, par value €2 per share
Trading Symbol	SNY
Security Exchange Name	NASDAQ
Ordinary shares, par value €2 per share
Entity Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value €2 per share
Security Exchange Name	NASDAQ